THE MAINSTAY FUNDS

Mainstay International Equity Fund

Supplement dated May 31, 2011 (“Supplement”)
to the Summary Prospectus and the Prospectus for MainStay International Equity Fund
dated February 28, 2011 (the “Prospectus”)

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for the MainStay International Equity Fund (the “Fund”).  You may obtain copies of the Summary Prospectus, Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn:  MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the internet on the Fund’s website at mainstayinvestments.com.  Please review this important information carefully.

Changes to Portfolio Manager

Effective May 27, 2011, all references to Rupal J. Bhansali, as a portfolio manager of the Fund, are hereby deleted and the following changes are hereby made:

a.	The table in the section entitled “Management” on page 102 of the Prospectus is hereby deleted and replaced with the following:

Subadvisor	Portfolio Manager	Service Date
MacKay Shields LLC	Edward Ramos, Senior Managing Director	Since May 2011

b.	The “Portfolio Manager Biographies” subsection beginning on page 152 of the Prospectus is hereby revised to include the following:

Edward Ramos, CFA – Mr. Ramos is a Senior Managing Director at New York Life Investments and MacKay Shields.  Mr. Ramos serves as portfolio manager for MainStay International Equity Fund. Mr. Ramos joined New York Life Investments and MacKay Shields in May 2011 and has over 19 years of investment experience.  Prior to that, Mr. Ramos was with Morgan Stanley Investment Management from 2005 to 2010 where he was an Executive Director, Lead Portfolio Manager and Head of the Global Growth Team, focusing on international and global equities.  Mr. Ramos graduated from Lehigh University with a BS in Finance in 1989 and received his MBA from Columbia University Graduate School of Business in 1993.  He is a CFA charterholder.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY FUNDS

MainStay International Equity Fund

Supplement dated May 31, 2011 (“Supplement”)
to the Statement of Additional Information dated February 28, 2011 (“SAI”)

This Supplement updates certain information contained in the above-dated SAI for the MainStay International Equity Fund (the “Fund”). You may obtain copies of the Prospectus and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the Fund’s website at mainstayinvestments.com.  Please review this important information carefully.

Changes to Portfolio Manager

Effective May 27, 2011, all references to Rupal J. Bhansali, as a portfolio manager of the Fund, are hereby deleted and the following changes are hereby made:

1.
The section entitled “Portfolio Managers” beginning on page 108 of the SAI is hereby revised to: (a) delete Rupal J. Bhansali; and (b) add Edward Ramos.  For Mr. Ramos, the number of accounts and asset information presented in the third through eighth columns is as of May 27, 2011.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

Edward Ramos	MainStay International Equity Fund	1 RIC $517,600,000	0	11 accounts $1,441,800,000	0	0	0

2.
The table listing portfolio manager ownership of fund securities beginning on page 113 of the SAI is hereby amended to: (a) delete Rupal J. Bhansali, and (b) add Edward Ramos.  For Mr. Ramos, this information is provided as of May 27, 2011.

PORTFOLIO MANAGER	FUND	$ RANGE OF OWNERSHIP
Edward Ramos	None	$0

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE